Related party transactions - Summary of Related Party Transactions (Details) - Axionlog Distribution B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Food and paper	$ (124,416)	$ (188,276)	$ (177,356)
Occupancy and other operating expenses	(3,667)	(7,252)	(5,322)
Logistics service fees from related party	24,303	38,658	41,633
Suppliers purchase expense related party	$ 100,114	$ 149,618	$ 135,723